Postretirement Benefits	12 Months Ended
Mar. 31, 2024
Postretirement Benefits [Abstract]
POSTRETIREMENT BENEFITS

Note 18 – POSTRETIREMENT BENEFITS

Regulations in the PRC require the Company to contribute to a defined contribution retirement plan for all permanent employees. The contribution for each employee is based on a percentage of the employee’s current compensation as required by the local government. The Company contributed $1,325,312, $1,284,218 and $1,301,315 in employment benefits and pension for the years ended March 31, 2024, 2023 and 2022, respectively.